Share-Based Compensation - Equity-Classified Valuation (Details) - Share-based payment arrangement, option	12 Months Ended
Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option life – years	6 years
Volatility	65.61%
Risk-free interest rate	2.47%
Dividend yield	0.00%